UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06698

Deutsche Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 11.8%
Auto Components 0.2%
BorgWarner, Inc.	15,736	806,155
Delphi Automotive PLC	21,170	2,083,128
Goodyear Tire & Rubber Co.	19,707	655,258
		3,544,541
Automobiles 0.5%
Ford Motor Co.	309,919	3,709,730
General Motors Co.	103,936	4,196,936
Harley-Davidson, Inc.	13,287	640,566
		8,547,232
Distributors 0.1%
Genuine Parts Co.	11,757	1,124,557
LKQ Corp.*	24,196	870,814
		1,995,371
Diversified Consumer Services 0.0%
H&R Block, Inc.	16,124	426,964
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	32,283	2,084,513
Chipotle Mexican Grill, Inc.*	1,989	612,274
Darden Restaurants, Inc.	9,806	772,517
Hilton Worldwide Holdings, Inc.	16,327	1,133,910
Marriott International, Inc. "A"	24,835	2,738,307
McDonald's Corp.	64,103	10,043,658
MGM Resorts International	41,013	1,336,614
Royal Caribbean Cruises Ltd.	13,622	1,614,752
Starbucks Corp.	114,229	6,135,240
Wyndham Worldwide Corp.	8,045	848,023
Wynn Resorts Ltd.	6,361	947,280
Yum! Brands, Inc.	27,311	2,010,363
		30,277,451
Household Durables 0.4%
D.R. Horton, Inc.	27,276	1,089,131
Garmin Ltd.	8,984	484,867
Leggett & Platt, Inc.	10,358	494,387
Lennar Corp. "A"	16,022	845,962
Mohawk Industries, Inc.*	4,973	1,230,867
Newell Brands, Inc.	38,811	1,656,065
PulteGroup, Inc.	21,676	592,405
Whirlpool Corp.	5,751	1,060,714
		7,454,398
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	31,556	30,336,361
Expedia, Inc.	9,753	1,403,847
Netflix, Inc.*	34,133	6,190,019
The Priceline Group, Inc.*	3,881	7,105,412
TripAdvisor, Inc.*	8,575	347,545
		45,383,184
Leisure Products 0.1%
Hasbro, Inc.	8,957	874,830
Mattel, Inc.	27,618	427,527
		1,302,357
Media 2.9%
CBS Corp. "B"	28,622	1,660,076
Charter Communications, Inc. "A"*	15,921	5,786,010
Comcast Corp. "A"	372,296	14,325,950
Discovery Communications, Inc. "A"* (a)	12,467	265,422
Discovery Communications, Inc. "C"*	15,734	318,771
DISH Network Corp. "A"*	18,118	982,539
Interpublic Group of Companies, Inc.	31,474	654,345
News Corp. "A"	30,245	401,049
News Corp. "B"	9,976	136,172
Omnicom Group, Inc.	18,295	1,355,111
Scripps Networks Interactive "A"	7,500	644,175
Time Warner, Inc.	61,621	6,313,071
Twenty-First Century Fox, Inc. "A"	83,180	2,194,288
Twenty-First Century Fox, Inc. "B"	34,798	897,440
Viacom, Inc. "B"	28,068	781,413
Walt Disney Co.	122,157	12,041,016
		48,756,848
Multiline Retail 0.4%
Dollar General Corp.	20,652	1,673,845
Dollar Tree, Inc.*	18,649	1,619,106
Kohl's Corp.	13,571	619,516
Macy's, Inc.	23,804	519,403
Nordstrom, Inc.	9,300	438,495
Target Corp.	43,185	2,548,347
		7,418,712
Specialty Retail 2.1%
Advance Auto Parts, Inc.	5,782	573,574
AutoZone, Inc.*	2,197	1,307,457
Best Buy Co., Inc.	21,129	1,203,508
CarMax, Inc.*	14,380	1,090,148
Foot Locker, Inc.	10,253	361,111
Home Depot, Inc.	93,299	15,259,984
L Brands, Inc.	19,779	823,004
Lowe's Companies, Inc.	66,830	5,342,390
O'Reilly Automotive, Inc.*	6,974	1,501,990
Ross Stores, Inc.	30,952	1,998,571
Signet Jewelers Ltd.	4,799	319,373
The Gap, Inc.	17,167	506,942
Tiffany & Co.	8,091	742,592
TJX Companies, Inc.	50,374	3,714,075
Tractor Supply Co.	10,184	644,545
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,644	1,049,823
		36,439,087
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	22,340	899,855
Hanesbrands, Inc. (a)	28,622	705,246
Michael Kors Holdings Ltd.*	11,853	567,166
NIKE, Inc. "B"	104,022	5,393,541
PVH Corp.	6,189	780,185
Ralph Lauren Corp.	4,343	383,444
Under Armour, Inc. "A"* (a)	14,811	244,085
Under Armour, Inc. "C"* (a)	14,826	222,687
VF Corp.	25,906	1,646,844
		10,843,053
Consumer Staples 8.2%
Beverages 2.0%
Brown-Forman Corp. "B"	15,550	844,365
Coca-Cola Co.	303,870	13,677,189
Constellation Brands, Inc. "A"	13,570	2,706,536
Dr. Pepper Snapple Group, Inc.	14,380	1,272,199
Molson Coors Brewing Co. "B"	14,547	1,187,617
Monster Beverage Corp.*	32,854	1,815,183
PepsiCo, Inc.	113,118	12,604,739
		34,107,828
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	34,751	5,709,242
CVS Health Corp.	80,376	6,536,176
Kroger Co.	70,756	1,419,366
Sysco Corp.	38,451	2,074,432
Wal-Mart Stores, Inc.	115,880	9,054,863
Walgreens Boots Alliance, Inc.	72,892	5,628,720
		30,422,799
Food Products 1.2%
Archer-Daniels-Midland Co.	44,461	1,890,037
Campbell Soup Co.	15,250	714,005
Conagra Brands, Inc.	33,002	1,113,487
General Mills, Inc.	45,586	2,359,531
Hormel Foods Corp.	21,483	690,464
Kellogg Co.	19,480	1,214,968
Kraft Heinz Co.	47,271	3,665,866
McCormick & Co., Inc.	9,470	972,001
Mondelez International, Inc. "A"	119,400	4,854,804
The Hershey Co.	11,237	1,226,743
The JM Smucker Co.	8,905	934,402
Tyson Foods, Inc. "A"	22,934	1,615,700
		21,252,008
Household Products 1.7%
Church & Dwight Co., Inc.	19,821	960,327
Clorox Co.	10,147	1,338,491
Colgate-Palmolive Co.	69,587	5,069,413
Kimberly-Clark Corp.	28,085	3,305,043
Procter & Gamble Co.	201,799	18,359,673
		29,032,947
Personal Products 0.1%
Coty, Inc. "A"	37,562	620,900
Estee Lauder Companies, Inc. "A"	17,687	1,907,366
		2,528,266
Tobacco 1.4%
Altria Group, Inc.	151,853	9,630,517
Philip Morris International, Inc.	122,962	13,650,012
		23,280,529
Energy 6.0%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	33,891	1,241,088
Halliburton Co.	68,708	3,162,629
Helmerich & Payne, Inc.	8,397	437,568
National Oilwell Varco, Inc.	30,139	1,076,866
Schlumberger Ltd.	109,984	7,672,484
TechnipFMC PLC*	34,913	974,771
		14,565,406
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	44,269	2,162,541
Andeavor	11,431	1,179,108
Apache Corp.	30,318	1,388,564
Cabot Oil & Gas Corp.	37,073	991,703
Chesapeake Energy Corp.* (a)	72,171	310,335
Chevron Corp.	150,015	17,626,762
Cimarex Energy Co.	7,468	848,888
Concho Resources, Inc.*	11,665	1,536,514
ConocoPhillips	96,339	4,821,767
Devon Energy Corp.	41,417	1,520,418
EOG Resources, Inc.	45,765	4,427,306
EQT Corp.	13,651	890,591
Exxon Mobil Corp.	335,484	27,502,978
Hess Corp.	21,560	1,010,948
Kinder Morgan, Inc.	152,073	2,916,760
Marathon Oil Corp.	67,035	908,995
Marathon Petroleum Corp.	40,081	2,247,742
Newfield Exploration Co.*	15,730	466,709
Noble Energy, Inc.	38,557	1,093,477
Occidental Petroleum Corp.	60,572	3,889,328
ONEOK, Inc.	29,960	1,660,084
Phillips 66	34,014	3,116,023
Pioneer Natural Resources Co.	13,428	1,981,167
Range Resources Corp.	17,947	351,223
Valero Energy Corp.	34,962	2,689,627
Williams Companies, Inc.	65,246	1,958,032
		89,497,590
Financials 14.5%
Banks 6.4%
Bank of America Corp.	776,559	19,678,005
BB&T Corp.	64,232	3,015,050
Citigroup, Inc.	215,637	15,685,435
Citizens Financial Group, Inc.	39,616	1,500,258
Comerica, Inc.	14,084	1,074,046
Fifth Third Bancorp.	58,120	1,626,198
Huntington Bancshares, Inc.	86,609	1,209,062
JPMorgan Chase & Co.	278,480	26,597,625
KeyCorp	86,289	1,623,959
M&T Bank Corp.	11,980	1,929,259
People's United Financial, Inc.	27,567	500,065
PNC Financial Services Group, Inc.	37,906	5,108,592
Regions Financial Corp.	93,836	1,429,122
SunTrust Banks, Inc.	37,758	2,256,796
U.S. Bancorp.	125,919	6,747,999
Wells Fargo & Co.	353,567	19,499,220
Zions Bancorp.	16,116	760,353
		110,241,044
Capital Markets 3.0%
Affiliated Managers Group, Inc.	4,441	843,035
Ameriprise Financial, Inc.	11,837	1,757,913
Bank of New York Mellon Corp.	81,751	4,334,438
BlackRock, Inc.	9,807	4,384,612
CBOE Holdings, Inc.	8,929	961,028
Charles Schwab Corp.	94,318	4,125,469
CME Group, Inc.	26,905	3,650,470
E*TRADE Financial Corp.*	21,576	940,929
Franklin Resources, Inc.	26,046	1,159,308
Intercontinental Exchange, Inc.	46,480	3,193,176
Invesco Ltd.	32,402	1,135,366
Moody's Corp.	13,134	1,828,384
Morgan Stanley	111,953	5,392,776
Nasdaq, Inc.	9,278	719,695
Northern Trust Corp.	17,188	1,580,093
Raymond James Financial, Inc.	10,195	859,744
S&P Global, Inc.	20,415	3,191,069
State Street Corp.	29,600	2,827,984
T. Rowe Price Group, Inc.	19,016	1,723,800
The Goldman Sachs Group, Inc.	28,483	6,755,883
		51,365,172
Consumer Finance 0.7%
American Express Co.	58,094	5,255,183
Capital One Financial Corp.	38,252	3,238,415
Discover Financial Services	29,552	1,905,513
Navient Corp.	21,165	317,898
Synchrony Financial	59,243	1,839,495
		12,556,504
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	152,271	27,914,320
Leucadia National Corp.	24,692	623,473
		28,537,793
Insurance 2.7%
Aflac, Inc.	31,422	2,557,436
Allstate Corp.	28,582	2,626,971
American International Group, Inc.	71,533	4,391,411
Aon PLC	20,138	2,942,162
Arthur J. Gallagher & Co.	14,387	885,520
Assurant, Inc.	4,272	408,061
Brighthouse Financial, Inc.*	7,362	447,609
Chubb Ltd.	36,795	5,245,127
Cincinnati Financial Corp.	11,816	904,751
Everest Re Group Ltd.	3,271	747,064
Hartford Financial Services Group, Inc.	28,953	1,604,865
Lincoln National Corp.	17,506	1,286,341
Loews Corp.	21,965	1,051,245
Marsh & McLennan Companies, Inc.	40,534	3,397,154
MetLife, Inc.	84,141	4,371,125
Principal Financial Group, Inc.	21,105	1,357,896
Progressive Corp.	45,916	2,223,253
Prudential Financial, Inc.	33,718	3,584,898
The Travelers Companies, Inc.	21,863	2,678,655
Torchmark Corp.	8,507	681,326
Unum Group	18,075	924,175
Willis Towers Watson PLC	10,640	1,641,007
XL Group Ltd.	20,231	798,113
		46,756,165
Health Care 14.4%
Biotechnology 3.2%
AbbVie, Inc.	126,289	11,222,040
Alexion Pharmaceuticals, Inc.*	17,590	2,467,701
Amgen, Inc.	57,739	10,765,436
Biogen, Inc.*	16,730	5,238,498
Celgene Corp.*	62,002	9,041,132
Gilead Sciences, Inc.	103,459	8,382,248
Incyte Corp.*	13,417	1,566,301
Regeneron Pharmaceuticals, Inc.*	6,091	2,723,408
Vertex Pharmaceuticals, Inc.*	19,950	3,033,198
		54,439,962
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	137,373	7,330,223
Align Technology, Inc.*	5,711	1,063,788
Baxter International, Inc.	39,675	2,489,606
Becton, Dickinson & Co.	17,995	3,526,120
Boston Scientific Corp.*	108,497	3,164,858
C.R. Bard, Inc.	5,716	1,831,978
Danaher Corp.	48,354	4,147,806
DENTSPLY SIRONA, Inc.	17,996	1,076,341
Edwards Lifesciences Corp.*	16,785	1,834,768
Hologic, Inc.*	22,202	814,592
IDEXX Laboratories, Inc.*	6,865	1,067,439
Intuitive Surgical, Inc.*	2,951	3,086,392
Medtronic PLC	107,208	8,337,566
ResMed, Inc.	11,308	870,264
Stryker Corp.	25,459	3,615,687
The Cooper Companies, Inc.	3,874	918,564
Varian Medical Systems, Inc.*	7,310	731,439
Zimmer Biomet Holdings, Inc.	16,103	1,885,500
		47,792,931
Health Care Providers & Services 2.7%
Aetna, Inc.	26,268	4,176,875
AmerisourceBergen Corp.	12,835	1,062,096
Anthem, Inc.	20,781	3,945,896
Cardinal Health, Inc.	24,916	1,667,379
Centene Corp.*	13,707	1,326,426
CIGNA Corp.	19,926	3,724,967
DaVita, Inc.*	12,248	727,409
Envision Healthcare Corp.*	9,675	434,891
Express Scripts Holding Co.*	45,727	2,895,434
HCA Healthcare, Inc.*	22,922	1,824,362
Henry Schein, Inc.*	12,650	1,037,174
Humana, Inc.	11,429	2,784,447
Laboratory Corp. of America Holdings*	7,991	1,206,401
McKesson Corp.	16,689	2,563,597
Patterson Companies, Inc.	6,332	244,732
Quest Diagnostics, Inc.	10,766	1,008,128
UnitedHealth Group, Inc.	76,513	14,985,071
Universal Health Services, Inc. "B"	7,045	781,572
		46,396,857
Health Care Technology 0.1%
Cerner Corp.*	24,946	1,779,149
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	25,434	1,632,863
Illumina, Inc.*	11,548	2,300,361
Mettler-Toledo International, Inc.*	2,017	1,262,965
PerkinElmer, Inc.	8,768	604,729
Quintiles IMS Holdings, Inc.*	12,000	1,140,840
Thermo Fisher Scientific, Inc.	31,670	5,991,964
Waters Corp.*	6,379	1,145,158
		14,078,880
Pharmaceuticals 4.8%
Allergan PLC	26,458	5,422,567
Bristol-Myers Squibb Co.	129,784	8,272,432
Eli Lilly & Co.	76,557	6,548,686
Johnson & Johnson	212,402	27,614,384
Merck & Co., Inc.	216,525	13,864,096
Mylan NV*	42,461	1,332,002
Perrigo Co. PLC	10,500	888,825
Pfizer, Inc.	472,416	16,865,251
Zoetis, Inc.	38,831	2,475,864
		83,284,107
Industrials 10.2%
Aerospace & Defense 2.5%
Arconic, Inc.	30,777	765,732
Boeing Co.	43,986	11,181,681
General Dynamics Corp.	22,074	4,537,973
L3 Technologies, Inc.	6,203	1,168,831
Lockheed Martin Corp.	19,852	6,159,877
Northrop Grumman Corp.	13,828	3,978,592
Raytheon Co.	22,911	4,274,735
Rockwell Collins, Inc.	12,817	1,675,310
Textron, Inc.	20,858	1,123,829
TransDigm Group, Inc.	3,797	970,703
United Technologies Corp.	58,758	6,820,629
		42,657,892
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	11,114	845,776
Expeditors International of Washington, Inc.	14,163	847,797
FedEx Corp.	19,504	4,399,712
United Parcel Service, Inc. "B"	54,563	6,552,471
		12,645,756
Airlines 0.5%
Alaska Air Group, Inc.	9,761	744,472
American Airlines Group, Inc.	34,344	1,630,997
Delta Air Lines, Inc.	52,761	2,544,135
Southwest Airlines Co.	43,586	2,439,944
United Continental Holdings, Inc.*	20,490	1,247,431
		8,606,979
Building Products 0.4%
A.O. Smith Corp.	11,738	697,589
Allegion PLC	7,589	656,221
Fortune Brands Home & Security, Inc.	12,276	825,315
Johnson Controls International PLC	73,582	2,964,619
Masco Corp.	25,400	990,854
		6,134,598
Commercial Services & Supplies 0.3%
Cintas Corp.	6,696	966,099
Republic Services, Inc.	18,078	1,194,233
Stericycle, Inc.*	6,650	476,273
Waste Management, Inc.	32,161	2,517,241
		5,153,846
Construction & Engineering 0.1%
Fluor Corp.	11,279	474,846
Jacobs Engineering Group, Inc.	9,484	552,633
Quanta Services, Inc.*	11,669	436,070
		1,463,549
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,327	569,848
AMETEK, Inc.	18,283	1,207,409
Eaton Corp. PLC	35,049	2,691,413
Emerson Electric Co.	50,631	3,181,652
Rockwell Automation, Inc.	10,161	1,810,792
		9,461,114
Industrial Conglomerates 2.2%
3M Co.	47,200	9,907,280
General Electric Co.	685,287	16,570,240
Honeywell International, Inc.	60,372	8,557,127
Roper Technologies, Inc.	8,060	1,961,804
		36,996,451
Machinery 1.6%
Caterpillar, Inc.	46,668	5,819,966
Cummins, Inc.	12,484	2,097,687
Deere & Co.	25,334	3,181,697
Dover Corp.	12,363	1,129,855
Flowserve Corp.	10,353	440,934
Fortive Corp.	24,164	1,710,570
Illinois Tool Works, Inc.	24,469	3,620,433
Ingersoll-Rand PLC	20,194	1,800,699
PACCAR, Inc.	27,727	2,005,771
Parker-Hannifin Corp.	10,513	1,839,985
Pentair PLC	13,214	898,023
Snap-on, Inc.	4,555	678,741
Stanley Black & Decker, Inc.	12,073	1,822,661
Xylem, Inc.	14,323	897,049
		27,944,071
Professional Services 0.3%
Equifax, Inc.	9,458	1,002,454
IHS Markit Ltd.*	28,802	1,269,592
Nielsen Holdings PLC	26,766	1,109,451
Robert Half International, Inc.	9,992	502,997
Verisk Analytics, Inc.*	12,244	1,018,578
		4,903,072
Road & Rail 0.9%
CSX Corp.	72,318	3,923,975
J.B. Hunt Transport Services, Inc.	6,706	744,902
Kansas City Southern	8,422	915,303
Norfolk Southern Corp.	22,759	3,009,650
Union Pacific Corp.	63,367	7,348,671
		15,942,501
Trading Companies & Distributors 0.2%
Fastenal Co.	23,037	1,050,026
United Rentals, Inc.*	6,682	927,061
W.W. Grainger, Inc.	4,102	737,335
		2,714,422
Information Technology 23.1%
Communications Equipment 1.0%
Cisco Systems, Inc.	395,754	13,309,207
F5 Networks, Inc.*	4,943	595,928
Harris Corp.	9,467	1,246,614
Juniper Networks, Inc.	30,118	838,184
Motorola Solutions, Inc.	13,032	1,106,026
		17,095,959
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	24,114	2,041,009
Corning, Inc.	71,511	2,139,609
FLIR Systems, Inc.	11,031	429,216
TE Connectivity Ltd.	28,057	2,330,415
		6,940,249
Internet Software & Services 4.8%
Akamai Technologies, Inc.*	13,557	660,497
Alphabet, Inc. "A"*	23,592	22,972,002
Alphabet, Inc. "C"*	23,890	22,913,138
eBay, Inc.*	78,826	3,031,648
Facebook, Inc. "A"*	187,600	32,055,212
VeriSign, Inc.* (a)	6,722	715,154
		82,347,651
IT Services 4.0%
Accenture PLC "A"	48,907	6,605,869
Alliance Data Systems Corp.	3,827	847,872
Automatic Data Processing, Inc.	35,176	3,845,440
Cognizant Technology Solutions Corp. "A"	46,628	3,382,395
CSRA, Inc.	13,005	419,671
DXC Technology Co.	22,652	1,945,354
Fidelity National Information Services, Inc.	26,438	2,469,045
Fiserv, Inc.*	16,602	2,140,994
Gartner, Inc.*	7,208	896,747
Global Payments, Inc.	12,139	1,153,569
International Business Machines Corp.	68,601	9,952,633
Mastercard, Inc. "A"	73,897	10,434,256
Paychex, Inc.	25,202	1,511,112
PayPal Holdings, Inc.*	89,467	5,728,572
Total System Services, Inc.	13,208	865,124
Visa, Inc. "A"	144,778	15,236,437
Western Union Co.	36,276	696,499
		68,131,589
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.* (a)	63,702	812,201
Analog Devices, Inc.	29,020	2,500,653
Applied Materials, Inc.	84,381	4,395,406
Broadcom Ltd.	32,176	7,803,967
Intel Corp.	371,855	14,160,238
KLA-Tencor Corp.	12,491	1,324,046
Lam Research Corp.	12,891	2,385,351
Microchip Technology, Inc.	18,406	1,652,491
Micron Technology, Inc.*	88,184	3,468,277
NVIDIA Corp.	47,485	8,488,894
Qorvo, Inc.*	10,136	716,413
QUALCOMM, Inc.	116,967	6,063,569
Skyworks Solutions, Inc.	14,537	1,481,320
Texas Instruments, Inc.	78,274	7,016,481
Xilinx, Inc.	19,747	1,398,680
		63,667,987
Software 5.0%
Activision Blizzard, Inc.	59,770	3,855,763
Adobe Systems, Inc.*	39,030	5,822,495
ANSYS, Inc.*	6,632	813,945
Autodesk, Inc.*	17,361	1,948,946
CA, Inc.	24,677	823,718
Cadence Design Systems, Inc.*	22,254	878,365
Citrix Systems, Inc.*	11,423	877,515
Electronic Arts, Inc.*	24,553	2,898,727
Intuit, Inc.	19,273	2,739,464
Microsoft Corp.	609,597	45,408,881
Oracle Corp.	239,030	11,557,101
Red Hat, Inc.*	14,002	1,552,262
salesforce.com, Inc.*	54,046	5,048,977
Symantec Corp.	48,690	1,597,519
Synopsys, Inc.*	11,888	957,341
		86,781,019
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	408,820	63,007,339
Hewlett Packard Enterprise Co.	129,727	1,908,284
HP, Inc.	131,895	2,632,624
NetApp, Inc.	21,561	943,509
Seagate Technology PLC (a)	22,711	753,324
Western Digital Corp.	23,358	2,018,131
Xerox Corp.	16,786	558,806
		71,822,017
Materials 3.0%
Chemicals 2.2%
Air Products & Chemicals, Inc.	17,244	2,607,638
Albemarle Corp.	8,835	1,204,299
CF Industries Holdings, Inc.	18,580	653,273
DowDuPont, Inc.	184,656	12,783,735
Eastman Chemical Co.	11,614	1,050,951
Ecolab, Inc.	20,673	2,658,755
FMC Corp.	10,520	939,541
International Flavors & Fragrances, Inc.	6,236	891,187
LyondellBasell Industries NV "A"	25,690	2,544,594
Monsanto Co.	34,728	4,161,109
PPG Industries, Inc.	20,261	2,201,560
Praxair, Inc.	22,641	3,163,853
The Mosaic Co.	27,997	604,455
The Sherwin-Williams Co.	6,508	2,330,124
		37,795,074
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,989	1,028,881
Vulcan Materials Co.	10,525	1,258,790
		2,287,671
Containers & Packaging 0.4%
Avery Dennison Corp.	6,926	681,103
Ball Corp.	27,910	1,152,683
International Paper Co.	32,602	1,852,446
Packaging Corp. of America	7,506	860,788
Sealed Air Corp.	15,055	643,149
WestRock Co.	19,997	1,134,430
		6,324,599
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	106,706	1,498,152
Newmont Mining Corp.	42,048	1,577,221
Nucor Corp.	25,121	1,407,781
		4,483,154
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	7,468	888,468
American Tower Corp.	33,992	4,646,027
Apartment Investment & Management Co. "A"	12,365	542,329
AvalonBay Communities, Inc.	10,883	1,941,745
Boston Properties, Inc.	12,326	1,514,619
Crown Castle International Corp.	32,186	3,217,956
Digital Realty Trust, Inc.	16,222	1,919,549
Duke Realty Corp.	28,331	816,499
Equinix, Inc.	6,169	2,753,225
Equity Residential	28,992	1,911,443
Essex Property Trust, Inc.	5,258	1,335,690
Extra Space Storage, Inc.	9,929	793,526
Federal Realty Investment Trust	5,670	704,271
GGP, Inc.	49,729	1,032,871
HCP, Inc.	37,323	1,038,699
Host Hotels & Resorts, Inc.	58,921	1,089,449
Iron Mountain, Inc.	21,019	817,639
Kimco Realty Corp.	33,582	656,528
Mid-America Apartment Communities, Inc.	9,002	962,134
Prologis, Inc.	41,946	2,661,893
Public Storage	11,826	2,530,646
Realty Income Corp.	21,479	1,228,384
Regency Centers Corp.	11,562	717,306
SBA Communications Corp. *	9,490	1,367,034
Simon Property Group, Inc.	24,558	3,954,084
SL Green Realty Corp.	7,846	794,957
The Macerich Co.	8,695	477,964
UDR, Inc.	21,313	810,533
Ventas, Inc.	28,007	1,824,096
Vornado Realty Trust	13,722	1,054,947
Welltower, Inc.	29,280	2,057,798
Weyerhaeuser Co.	59,318	2,018,592
		50,080,901
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	23,719	898,476
Telecommunication Services 2.1%
Diversified Telecommunication Services
AT&T, Inc.	486,040	19,038,187
CenturyLink, Inc.	43,643	824,853
Level 3 Communications, Inc.*	23,025	1,227,002
Verizon Communications, Inc.	322,995	15,985,022
		37,075,064
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	18,254	758,819
American Electric Power Co., Inc.	38,954	2,736,129
Duke Energy Corp.	55,479	4,655,798
Edison International	25,748	1,986,973
Entergy Corp.	14,317	1,093,246
Eversource Energy	24,963	1,508,764
Exelon Corp.	76,003	2,863,033
FirstEnergy Corp.	35,261	1,087,097
NextEra Energy, Inc.	37,098	5,436,712
PG&E Corp.	40,771	2,776,097
Pinnacle West Capital Corp.	8,829	746,580
PPL Corp.	53,931	2,046,682
Southern Co.	79,274	3,895,524
Xcel Energy, Inc.	40,163	1,900,513
		33,491,967
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	51,785	570,671
NRG Energy, Inc.	23,862	610,628
		1,181,299
Multi-Utilities 1.0%
Ameren Corp.	19,346	1,118,973
CenterPoint Energy, Inc.	34,214	999,391
CMS Energy Corp.	22,256	1,030,898
Consolidated Edison, Inc.	24,567	1,982,066
Dominion Energy, Inc.	50,857	3,912,429
DTE Energy Co.	14,153	1,519,466
NiSource, Inc.	25,367	649,141
Public Service Enterprise Group, Inc.	39,955	1,847,919
SCANA Corp.	11,395	552,543
Sempra Energy	19,842	2,264,567
WEC Energy Group, Inc.	24,909	1,563,787
		17,441,180
Water Utilities 0.1%
American Water Works Co., Inc.	14,012	1,133,711
Total Common Stocks (Cost $659,496,903)		1,707,908,953
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07% **, 2/1/2018 (b) (Cost $2,206,902)	2,215,000	2,207,006
	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (c) (d) (Cost $3,080,909)	3,080,909	3,080,909
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $7,614,366)	7,614,366	7,614,366
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $672,399,080)	100.1	1,720,811,234
Other Assets and Liabilities, Net	(0.1)	(1,630,900)
Net Assets	100.0	1,719,180,334

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $3,018,456, which is 0.2% of net assets.
(b)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/15/2017	59	7,308,167	7,422,495	114,328

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,707,908,953	$—	$—	$1,707,908,953
Government & Agency Obligation	—	2,207,006	—	2,207,006
Short-Term Investments (e)	10,695,275	—	—	10,695,275
Derivatives (f)
Futures Contracts	114,328	—	—	114,328
Total	$1,718,718,556	$2,207,006	$—	$1,720,925,562

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 114,328

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017